COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE – 8 COMMITMENTS AND CONTINGENCIES As of September 30, 2021, the Company has no material commitments or contingencies.